UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  September 30, 2006

Check here if Amendment [ ]; Amendment Number:

This Amendment (Check only one.):       [  ] is a restatement.
                                        [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:                OKUMUS Capital, L.L.C.
Address:             850 Third Avenue, 10th Floor
                     New York, NY 10022
13F File Number:     028-06641

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Ahmet H. Okumus

Title:  Managing Member and Chief Investment Officer

Phone:  212-201-2650
Signature, Place, and Date of Signing:

    /s/Ahmet H. Okumus       New York, New York    November 15, 2006

Report Type (Check only one.):
[ X]        13F HOLDINGS REPORT.
[  ]        13F NOTICE.
[  ]        13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:    NONE.

FORM 13F SUMMARY PAGE
Report Summary:
Number of Other Included Managers:        3
Form 13F Information Table Entry Total:   1
Form 13F Information Table Value Total:   $315,800,561

List of Other Included Managers:          OKUMUS Advisors, LLC
                                          OKUMUS Technology Advisors, LLC
                                          OKUMUS Diversified Value Advisors LLC


FORM 13F INFORMATION TABLE
                                TITLE                   VALUE    	SHRS/    	SH/   	PUT/  INVESTMENT    OTHER  VOTING AUTHORITY
NAME OF ISSUER			OF CLASS	CUSIP	(x$1000)	PRN AMT   	PRN	CALL  DISCRETION  MANAGERS   SOLE   SHARED  NONE
Autozone Inc.                     COM        053332102     10,330           100,000     SH             SOLE                 100,000
Dell Inc.    		          COM        24702R101        818            35,814     SH             SOLE                  35,814
USA Mobility Inc.	          COM        90341G103      1,844            80,747     SH             SOLE                  80,747
Expedia, Inc. 		       	  COM        30212P105     55,152         3,517,344     SH             SOLE	          3,517,344
Arbitron Inc.		  	  COM        03875Q108     58,892         1,591,257     SH             SOLE	          1,591,257
Rent Cash Inc. 		       	  COM        760107102         93            13,800     SH             SOLE	             13,800
Bisys Group Inc.                  COM        055472104     52,073         4,794,920     SH             SOLE               4,794,920
Avis Budget Group, Inc.	          COM        053774105     13,032           712,516     SH             SOLE                 712,516
Realogy Corporation               COM        75605E100     52,484         2,314,095     SH             SOLE               2,314,095
Wyndham Worlwide Corp.	       	  COM        98310W108     42,285         1,511,781     SH             SOLE	          1,511,781
Quest Software Inc.	  	  COM        74834T103     28,798         2,016,646     SH             SOLE	          2,016,646

                            TOTAL                         315,801